Segment Reporting (Details) - Schedule of segment assets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Segment assets
Total assets	¥ 3,440,843	$ 494,246	¥ 3,866,611
Agency Segment [Member]
Segment assets
Total assets	1,133,121	162,763	816,596
Claims Adjusting Segment [Member]
Segment assets
Total assets	276,885	39,772	266,077
Other Segments [Member]
Segment assets
Total assets	¥ 2,030,837	$ 291,711	¥ 2,783,938